Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowance for doubtful accounts		$ 0	$ 0
Property and equipment, net of accumulated depreciation	$ 702,256	634,839	521,062
Intangible assets, net of accumulated amortization		0	258,690
Net of unamortized original issue discount	$ 92,294	$ 27,414	$ 166,487
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	2,847,873	2,821,877	2,762,055
Common stock, shares outstanding (in Shares)	2,847,873	2,821,877	2,762,055
Common stock issuable, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issuable, shares (in Shares)	28,162	30,632	27,643
Series B convertible preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in Shares)	2,750,000	2,750,000	2,750,000
Preferred stock, shares outstanding (in Shares)	2,750,000	2,750,000	2,750,000
Related Party
Net of unamortized original issue discount	$ 32,739	$ 494,104	$ 34,834